Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Disclosure Of Commitments And Contingent Liabilities [abstract]
Commitments and contingencies

21.  Commitments and contingencies

Commitments

Epitech License Agreement

Under the terms of the Company's License Agreement with Epitech Group SPA ("Epitech"), the Company has payments due to Epitech pending the achievement of specified milestones. Upon first notification by the U.S. Food and Drug Administration ("FDA") of approval of a New Drug Application, the non-refundable sum of $700,000 will be due and payable to Epitech. Within thirty days of the first notification by the FDA of approval of a New Drug Application, the Company is required to pay the non-refundable sum of $500,000 to Epitech. Within ten business days of the first notification of approval of a Supplemental New Drug Application by the FDA, the Company will pay the non-refundable sum of $1,000,000 to Epitech.

For non-prescription drug rights, any one-off lump sum payments received by the Company as consideration for granting a sub-license to a Commercial Partner with respect to a Licensed Product, shall require the Company to pay to Epitech 25% of the lump sum payment received by the Company. For prescription drug rights the Company shall pay 5% of any one-off lump sum payments to Epitech as consideration for granting a sub-license to a Commercial Partner with respect to a Licensed Product. The Company will pay the amounts payable on a quarterly basis within 60 days of the end of each calendar quarter.

The Company shall pay either a) 7% of Net Sales of the Licensed Product in a Product Regulatory Category other than prescription drugs placed on the market by the Company; or b) 25% of Net Receipts received by the Company from Commercial Partners where Licensed Products in a Product Regulatory Category other than prescription drugs are placed on the market by such Commercial Partners; or c) 5% of Net Sales or Net receipts of the Licensed Products in the Product Regulatory Category of prescription drugs. The Company will pay the amounts payable on a quarterly basis within 60 days of the end of each calendar quarter.

Innovet License Agreement

Under the terms of the Innovet license agreement, the Company has payments due to Innovet pending the achievement of specified milestones. Upon the one-year anniversary of the agreement, the non-refundable sum of $250,000 will be due and payable to Innovet. Within thirty days from the first notification by the FDA of approval of a New Animal Drug Application ("NADA"), the Company will pay the non-refundable sum of $750,000 to Innovet.

Any one-off lump sum payments received by the Company as consideration for granting a sub-license to a Commercial Partner with respect to a Licensed Product, shall require the Company to pay to Innovet 14% of the lump sum payment received by the Company. The Company will pay the amounts payable on a quarterly basis within 60 days of the end of each calendar quarter.

The Company shall pay 5% of Net Sales of the Licensed Product. The Company will pay the amounts payable on a quarterly basis within 60 days of the end of each calendar quarter.

Lucid-MS Agreement

The Company has entered into a license agreement that governs the Lucid-MS compound. Under the terms of the agreement, the Company shall pay a yearly license maintenance fee of C$100,000 until the first commercial sale of a product is made.

Under the agreement the Company is committed to minimum milestones payments of $nil and maximum milestones payments of C$12,500,000 if all product development and regulatory milestones are met.

Furthermore, the Company is also responsible to pay revenue milestone payments and royalties if revenue milestones from commercial sales are achieved.  Milestones can be extended by mutual agreement.

Contingencies

Legal Matters

From time to time, the Company is named as a party to claims or involved in proceedings, including legal, regulatory and tax related, in the ordinary course of its business. While the outcome of these matters may not be estimable at the reporting date, the Company makes provisions, where possible, for the estimated outcome of such claims or proceedings. Should a loss result from the resolution of any claims or proceedings that differs from these estimates, the difference will be accounted for as a charge to profit or loss in that period.

Environmental

Management believes that there are no probable environmental related liabilities that will have a material adverse effect on the financial position or operating results of the Company.

Contract Research Organization ("CRO") Dispute

The Company is involved in arbitration proceedings with a CRO regarding amounts claimed to be owed to the CRO by the Company. The CRO is claiming it is owed amounts outstanding for work on clinical trials in the United States. The Company is disputing the amounts claimed to be owed. The Company believes it has sufficiently provided for amounts claimed to be owed to the CRO which are recorded in trade and other payables. As at December 31, 2021, the ultimate outcome of the matter cannot be reliably determined at this time.

Former Employee

FSD hired an individual by way of employment agreement. The individual's employment was subsequently terminated in the probationary period due to non-performance/cause in February 2019. The individual retained legal counsel in or around February 15, 2019, demanding that he be provided (i) unpaid wages; (ii) unpaid holiday pay, (iii) payment for wrongful dismissal (one week) and (iv) payment for breach of contract.

On July 29, 2020, a judgment was issued ordering the Company to pay unpaid wages and unpaid holiday pay in the amount of £59,748. On August 6, 2020, the Company filed an application for reconsideration for that decision which was refused by the Tribunal on October 24, 2020.

On August 25, 2020, the Claimant filed a separate cost order against the Company. On March 9, 2021, the Company received a Case Management Order with respect to the claim against the Company before a British Employment Tribunal. The Case Management Order stipulated that the Tribunal would proceed to hear the claim for costs, although no specifics on timing have been received.  The Claimant has also asserted that he has a breach of notice claim against the Company that Claimant values at £400,000. To date, the Claimant has not brought such a claim. On May 6, 2021, a judge granted a cost order in the sum of £10,287.

In July 2021, the Company settled the claim for $228,373 (£165,000), which was paid during the year.  The settlement provides for a full and final release of the Company, its officers, directors and various other related parties from any and all claims that arose or could have arisen from the claim issued.

Class Action

On February 22, 2019, a shareholder in FSD commenced a proposed class action proceeding against the Company by issuing a statement of claim in the Ontario Superior Court. Amongst other causes of action, the individual seeks leave to bring a claim pursuant to s.138 of the Ontario Securities Act, alleging the Company made statements containing misrepresentations related to the build-out of the Company’s Facility.

On October 26, 2020, the Company entered into a definitive settlement agreement (“Settlement Agreement”) in the amount of C$5.5M and on February 4, 2021, the Settlement Agreement was approved by the Ontario Superior Court of Justice. In entering into the Settlement Agreement, the Company made no admissions of liability whatsoever. The Settlement Agreement provides for a full and final release of the Company, its officers, directors and various other related parties from any and all claims that arose or could have arisen from the claim issued by the plaintiff within the Settled Action.

Parkway Clinical Laboratories

Parkway Clinical Laboratories ("PCL"), a company wholly owned by the Company's former CEO, Raza Bokhari, has filed an action in Pennsylvania on July 8, 2021, against the Company. PCL has advanced two claims: (1) breach of contract in which PCL alleges that the Company failed to pay for $1,412,951 worth of services rendered (e.g., providing office space, personnel, and financial assistance); and (2) alleging that the Company received the benefit of the same services referenced in the breach of contract claim without paying for them.

The matter is currently in the discovery phase, which is scheduled to end in April 2022, with a trial scheduled for June 27, 2022.  The Company denies that the money sought by PCL is owed and intends to vigorously defend the claim.  As the ultimate outcome of the matter cannot be reliably determined t this time no provision has been recorded for this matter as at December 31, 2021.

Raza Bokhari

On July 15, 2021, the Company's former CEO, Raza Bokhari, filed a notice of arbitration and is seeking relief and support for breach of contract and severance and damages in the amount of $30,200,000, for aggravated and punitive damages in the amount of $500,000 and legal fees and disbursements associated with the arbitration. Raza Bokhari was placed on administrative leave from his role as the Company’s Chief Executive Officer following the Company’s annual general and special meeting of shareholders on May 14, 2021, pending the outcome of an investigation of various concerns by a Special Committee comprised of independent directors using independent legal counsel. Upon the recommendation of the Special Committee, Raza Bokhari’s employment was terminated for cause by the Company’s board of directors on July 27, 2021. The arbitration hearing commenced in March 2022 and has proceeded through the production and oral examination stages.

The Company disputes the allegations and intends to vigorously defend against the claim. It has counterclaimed against Raza Bokhari for losses sustained as a result of Raza Bokhari’s alleged breaches of his duties to the Corporation.  As the ultimate outcome of the matter cannot be reliably determined at this time, no provision has been recorded for this matter as at December 31, 2021.

Share Cancellation Application

On July 2, 2021, the former CEO, Raza Bokhari, filed an action against the Company (the “Complaint”) seeking to prevent the Company from cancelling shares of the Company issued in February 2021, to Raza Bokhari.

Raza Bokhari filed a Motion for Temporary Restraining order and Preliminary Injunction, in which he sought to prevent the defendants from interfering with his access to and use of the disputed shares. This motion was heard in court and denied in its entirety on July 26, 2021.  On August 30, 2021, Raza Bokhari filed an Amended Complaint, which is substantively similar to his original Complaint, and includes the same claims. On December 2, 2021, the Court ordered the parties to present the dispute for binding arbitration in Ontario. The Court placed the case in civil suspense pending resolution of the Ontario arbitration.

On July 21, 2021, the Company filed an application with the Ontario Superior Court to cancel shares issued to certain directors and officers of the Company on February 10, 2021.

In December 2021, the Company reached an agreement with all of the former directors other than Raza Bokhari, under which the directors did not oppose the Company’s application and agreed to be bound by the decision in the application, and the Corporation agreed not to seek costs against them.  The 156,278 shares issued to the former directors were cancelled during the year.

The hearing proceeded before the court on December 20, 2021, related to the cancellation of shares issued to Raza Bokhari. On March 8, 2022, the court issued a decision in the application, permitting the share grant to Raza Bokhari until the date of his termination but cancelling the shares relating to services that were to be provided after the date of termination.

Derivative Complaint

On July 20, 2021, a shareholder filed a claim in Delaware against the Company and its directors and officers seeking to remedy harm they believe the directors and officers of the Company have caused by their actions. The shareholder has filed the claim on count of breach of fiduciary duties and corporate waste against the directors and officers with no dollar amount being claimed.  On September 13, 2021, the Company filed a motion to dismiss in its entirety and the motion was heard on February 8, 2022.  The ultimate outcome of the matter cannot be reliably determined at this time and no provision has been recorded for this matter as at December 31, 2021.

Indemnity Application

Dr. Raza Bokhari has commenced an application in the Superior Court seeking an order appointing an arbitrator to arbitrate his claim to be entitled to indemnification of his legal expenses associated with the litigation he has commenced against the Company or in which he has been named as a party by the Company. The Company denies the validity of the underlying indemnification agreement and is opposing the application, which is scheduled to be heard in May 2022.